Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of Other Accounts Receivable and Prepaid Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Receivable and Prepaid Expenses [Abstract]
Governmental authorities	$ 581	$ 429
Prepaid expenses	885	1,443
Others	126	56
Other accounts receivable and prepaid expenses, total	$ 1,592	$ 1,928